SEGMENT INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
SEGMENT INFORMATION
SEGMENT INFORMATION
The Company has two operating segments, Dating and Non-dating, which are also the Company's two reportable segments. The Company’s Chairman, who is the chief operating decision maker, allocates resources and assesses performance at the segment level. Our Dating segment provides dating products and the Company’s Non–dating segment provides a variety of education services including test preparation, academic tutoring and college counseling services.

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Revenue:
Dating	$260,401	$210,147
Non-dating	24,882	24,922
Total	$285,283	$235,069

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Operating Income (Loss):
Dating	$34,186	$36,065
Non-dating	(4,998)	(9,025)
Total	$29,188	$27,040

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Adjusted EBITDA:
Dating	$67,274	$37,864
Non-dating	(2,688)	(4,614)
Total	$64,586	$33,250
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Revenue
United States	$187,863	$162,339
All other countries	97,420	72,730
Total	$285,283	$235,069

The United States is the only country whose revenue is greater than 10 percent of total revenue for the three months ended March 31, 2016 and 2015.

	March 31, 2016	December 31, 2015
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$30,891	$28,169
All other countries	19,916	19,898
Total	$50,807	$48,067

The only country, other than the United States, with greater than 10 percent of total long-lived assets (excluding goodwill and intangible assets), was France with $14.7 million and $14.5 million as of March 31, 2016 and December 31, 2015, respectively.
The Company's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. Moreover, our management uses this measure internally to evaluate the performance of our business as a whole and our individual business segments. The above items are excluded from our Adjusted EBITDA measure because these items are non-cash in nature, and we believe that by excluding these items, Adjusted EBITDA corresponds more closely to the cash operating income generated from our business, from which capital investments are made and debt is serviced. Adjusted EBITDA has certain limitations in that it does not take into account the impact to Match Group's statement of operations of certain expenses.
The following tables reconcile Adjusted EBITDA to operating income (loss) for the Company's reportable segments and to net earnings attributable to Match Group, Inc. shareholders:

	Three Months Ended March 31, 2016
	Adjusted EBITDA	Stock-based compensation	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Dating	$67,274	$(17,448)	$(5,751)	$(6,728)	$(3,161)	$34,186
Non-dating	(2,688)	(50)	(736)	(1,524)	—	(4,998)
Total	$64,586	$(17,498)	$(6,487)	$(8,252)	$(3,161)	29,188
Interest expense—third party						(20,431)
Other income, net						3,607
Earnings before income taxes						12,364
Income tax provision						(5,145)
Net earnings						7,219
Net earnings attributable to noncontrolling interests						(67)
Net earnings attributable to Match Group, Inc. shareholders						$7,152

	Three Months Ended March 31, 2015
	Adjusted EBITDA	Stock-based compensation	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Dating	$37,864	$(6,010)	$(4,589)	$(2,211)	$11,011	$36,065
Non-dating	(4,614)	(289)	(2,456)	(1,666)	—	(9,025)
Total	$33,250	$(6,299)	$(7,045)	$(3,877)	$11,011	27,040
Interest expense—related party						(2,179)
Other income, net						9,307
Earnings before income taxes						34,168
Income tax provision						(8,288)
Net earnings						25,880
Net loss attributable to noncontrolling interests						326
Net earnings attributable to Match Group, Inc. shareholders						$26,206

SEGMENT INFORMATION
The Company has two operating segments, Dating and Non-dating, which are also the Company's two reportable segments. The Company’s Chairman, who is the chief operating decision maker, allocates resources and assesses performance at the segment level. Our Dating segment provides dating products and the Company’s Non–dating segment provides a variety of education services including test preparation, academic tutoring and college counseling services.

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Revenue:
Dating	$909,705	$836,458	$788,197
Non-dating	110,726	51,810	14,892
Total	$1,020,431	$888,268	$803,089

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Operating Income (Loss):
Dating	$212,981	$253,725	$230,273
Non-dating	(19,425)	(25,158)	(8,940)
Total	$193,556	$228,567	$221,333

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Adjusted EBITDA:(a)
Dating	$284,554	$289,287	$277,463
Non-dating	(5,887)	(15,839)	(6,232)
Total	$278,667	$273,448	$271,231

	December 31,
	2015	2014
	(In thousands)
Segment Assets:(b)
Dating	$318,062	$271,335
Non-dating	38,757	29,398
Total	$356,819	$300,733

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Capital expenditures:
Dating	$25,246	$19,734	$19,587
Non-dating	3,910	2,059	220
Total	$29,156	$21,793	$19,807
______________________________________________________________________________

(a)
The Company's primary financial measure is Adjusted EBITDA, which is defined as operating income excluding: (1) stock-based compensation expense; (2) depreciation; and (3) acquisition-related items consisting of (i) amortization of intangible assets and impairments of goodwill and intangible assets and (ii) gains and losses recognized on changes in the fair value of contingent consideration arrangements. The Company believes this measure is useful for analysts and investors as this measure allows a more meaningful comparison between our performance and that of our competitors. Moreover, our management uses this measure internally to evaluate the performance of our business as a whole and our individual business segments. The above items are excluded from our Adjusted EBITDA measure because these items are non-cash in nature, and we believe that by excluding these items, Adjusted EBITDA corresponds more closely to the cash operating income generated from our business, from which capital investments are made and debt is serviced. Adjusted EBITDA has certain limitations in that it does not take into account the impact to Match Group's statement of operations of certain expenses.

(b)	Consistent with the Company's primary metric (described in (a) above), the Company excludes goodwill and intangible assets from the measure of segment assets presented above.
Revenue by geography is based on where the customer is located. Geographic information about revenue and long-lived assets is presented below:

	Years Ended December 31,
	2015	2014	2013
	(In thousands)
Revenue
United States	$695,149	$578,139	$516,589
All other countries	325,282	310,129	286,500
Total	$1,020,431	$888,268	$803,089

The United States is the only country whose revenue is greater than 10 percent of total revenue for the year ended December 31, 2015 and 2014. The only country, other than the United States, with greater than 10 percent of total revenue for the year ended December 31, 2013, was France with revenue of $81.4 million.

	December 31,
	2015	2014
	(In thousands)
Long-lived assets (excluding goodwill and intangible assets)
United States	$28,169	$25,436
All other countries	19,898	17,561
Total	$48,067	$42,997

The only country, other than the United States, with greater than 10 percent of total long-lived assets (excluding goodwill and intangible assets), was France with $14.5 million as of both December 31, 2015 and 2014.
The following tables reconcile Adjusted EBITDA to operating income (loss) for the Company's reportable segments and to net earnings attributable to Match Group, Inc. shareholders:

	Year Ended December 31, 2015
	Adjusted EBITDA	Stock-based compensation	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Dating	$284,554	$(49,401)	$(19,791)	$(13,437)	$11,056	$212,981
Non-dating	(5,887)	(682)	(6,192)	(6,664)	—	(19,425)
Total	$278,667	$(50,083)	$(25,983)	$(20,101)	$11,056	193,556
Interest expense—third party						(18,049)
Interest expense—related party						(8,009)
Other income, net						11,887
Earnings before income taxes						179,385
Income tax provision						(58,898)
Net earnings						120,487
Net earnings attributable to noncontrolling interests						(104)
Net earnings attributable to Match Group, Inc. shareholders						$120,383

	Year Ended December 31, 2014
	Adjusted EBITDA	Stock-based compensation	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Dating	$289,287	$(19,543)	$(21,502)	$(7,429)	$12,912	$253,725
Non-dating	(15,839)	(1,308)	(4,045)	(3,966)	—	(25,158)
Total	$273,448	$(20,851)	$(25,547)	$(11,395)	$12,912	228,567
Interest expense—third party						—
Interest expense—related party						(25,541)
Other income, net						12,610
Earnings before income taxes						215,636
Income tax provision						(67,277)
Net earnings						148,359
Net earnings attributable to noncontrolling interests						(595)
Net earnings attributable to Match Group, Inc. shareholders						$147,764

	Year Ended December 31, 2013
	Adjusted EBITDA	Stock-based compensation	Depreciation	Amortization of Intangibles	Acquisition-related Contingent Consideration Fair Value Adjustments	Operating Income (Loss)
	(In thousands)
Dating	$277,463	$(11,718)	$(19,991)	$(15,138)	$(343)	$230,273
Non-dating	(6,232)	(510)	(211)	(1,987)	—	(8,940)
Total	$271,231	$(12,228)	$(20,202)	$(17,125)	$(343)	221,333
Interest expense—third party						—
Interest expense—related party						(34,307)
Other income, net						217
Earnings before income taxes						187,243
Income tax provision						(60,616)
Net earnings						126,627
Net earnings attributable to noncontrolling interests						(1,624)
Net earnings attributable to Match Group, Inc. shareholders						$125,003

The following tables reconcile segment assets to total assets:

	December 31, 2015
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Dating	$318,062	$1,218,380	$219,797	$19,026	$1,775,265
Non-dating	38,757	74,395	23,900	13,685	150,737
Total	$356,819	$1,292,775	$243,697	$32,711	$1,926,002

	December 31, 2014
	Segment Assets	Goodwill	Indefinite-Lived Intangible Assets	Definite-Lived Intangible Assets	Total Assets
	(In thousands)
Dating	$271,335	$718,129	$156,658	6,706	$1,152,828
Non-dating	29,398	75,634	23,900	20,349	149,281
Total	$300,733	$793,763	$180,558	$27,055	$1,302,109